Segment and Geographic Information	12 Months Ended
Mar. 31, 2013
Segment and Geographic Information

22.    Segment and Geographic Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The operating segments are managed separately as each segment represents a strategic business unit that offers different products and serves different markets.

KONAMI operates on a worldwide basis principally with the following four business segments:

1. Digital Entertainment:	Production, manufacture and sale of digital content and related products including Content for social networks, Online games, Computer & Video Games, Amusement and Card Games.
2. Health & Fitness:	Operation of health and fitness clubs, and production, manufacture and sale of health and fitness related goods.
3. Gaming & Systems:	Development, manufacture, sale and service of gaming machines and the Casino Management System for overseas markets.
4. Pachinko & Pachinko Slot Machines:	Production, manufacture and sale of pachinko slot machines and LCDs units for pachinko machines.

Notes:

1.	“Corporate” primarily consists of administrative expenses of the Company.
2.	“Eliminations” primarily consists of eliminations of intercompany sales and of intercompany profits on inventories.
3.	Segment income (loss) is measured in a consistent manner with consolidated operating income, which does not include other income (expenses), income taxes and equity in net income of affiliated company. Expenses not directly associated with specific segments are allocated in a consistent manner which management believes is reasonable.
4.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated in a consistent manner which management believes is reasonable.
5.	Intersegment sales and revenues are generally recognized at values that represent arm’s-length fair value.

The following table presents segment revenue, segment operating income (loss), segment assets, segment depreciation and amortization and segment capital expenditures information. This information is derived from KONAMI’s management reports which have been prepared based on U.S. GAAP.

a.    Segment information

(1) Revenue and operating income (loss)

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥85,661	¥21,868	¥17,985	—	¥257,988
Intersegment	650	250	—	2	¥(902)	—

Total	133,124	85,911	21,868	17,987	(902)	257,988
Operating expenses	116,099	88,456	15,420	11,788	5,434	237,197

Operating income (loss)	¥17,025	¥(2,545)	¥6,448	¥6,199	¥(6,336)	¥20,791

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥139,710	¥82,429	¥25,212	¥18,407	—	¥265,758
Intersegment	690	126	—	23	¥(839)	—

Total	140,400	82,555	25,212	18,430	(839)	265,758
Operating expenses	107,379	79,726	18,556	14,251	4,896	224,808

Operating income	¥33,021	¥2,829	¥6,656	¥4,179	¥(5,735)	¥40,950

	(Millions of Yen)
Year ended March 31, 2013	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥115,750	¥79,866	¥24,984	¥5,395	—	¥225,995
Intersegment	616	30	—	3	¥(649)	—

Total	116,366	79,896	24,984	5,398	(649)	225,995
Operating expenses	95,203	76,882	19,378	6,564	6,093	204,120

Operating income (loss)	¥21,163	¥3,014	¥5,606	¥(1,166)	¥(6,742)	¥21,875

As further described in Note 8, non-cash earthquake related impairment charges and expenses of ¥4,358 million was included in the operating expenses of the Health & Fitness Segment and for the year ended March 31, 2011, and ¥71 million was included in the Pachinko & Pachinko Slot Machines Segment for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million was included in the operating expenses of Pachinko & Pachinko Slot Machines Segment for the year ended March 31, 2011.

(2) Segment assets, depreciation and amortization and capital expenditures

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥100,098	¥16,151	¥25,005	¥28,254	¥313,891
Depreciation and amortization	3,120	5,243	1,013	174	2,838	12,388
Capital expenditures	1,221	2,819	1,705	208	2,312	8,265

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥162,387	¥98,150	¥18,528	¥20,327	¥28,614	¥328,006
Depreciation and amortization	1,957	4,331	1,349	299	1,862	9,798
Capital expenditures	1,156	1,850	3,222	532	3,930	10,690

	(Millions of Yen)
Year ended March 31, 2013	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥161,510	¥96,087	¥21,135	¥19,906	¥24,310	¥322,948
Depreciation and amortization	2,530	4,079	1,736	342	1,826	10,513
Capital expenditures	1,844	2,127	1,548	516	3,364	9,399

Corporate and eliminations primarily consist of eliminations of intercompany profits on inventories and assets for corporate headquarters, which primarily consist of cash and financial assets.

Capital expenditures include expenditures for acquisitions of tangible and intangible long-lived assets used in operations of each segment and are stated on an accrual basis.

b.    Geographic information

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intercompany	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508

	(Millions of Yen)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥208,641	¥35,955	¥14,561	¥6,601	¥265,758	—	¥265,758
Intercompany	12,557	3,706	512	234	17,009	¥(17,009)	—

Total	221,198	39,661	15,073	6,835	282,767	(17,009)	265,758
Operating expenses	189,256	32,277	14,149	6,234	241,916	(17,108)	224,808

Operating income	¥31,942	¥7,384	¥924	¥601	¥40,851	¥99	¥40,950

Property and equipment, net	¥57,815	¥4,191	¥56	¥189	¥62,251	—	¥62,251

	(Millions of Yen)
Year ended March 31, 2013	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥171,057	¥36,631	¥12,703	¥5,604	¥225,995	—	¥225,995
Intercompany	12,713	3,097	608	607	17,025	¥(17,025)	—

Total	183,770	39,728	13,311	6,211	243,020	(17,025)	225,995
Operating expenses	165,640	35,650	14,057	5,952	221,299	(17,179)	204,120

Operating income	¥18,130	¥4,078	¥(746)	¥259	¥21,721	¥154	¥21,875

Property and equipment, net	¥57,730	¥4,317	¥388	¥216	¥62,651	—	¥62,651

For the purpose of presenting its operations in geographic areas above, KONAMI attributes revenues from external customers to individual countries in each area based on where the Company and its subsidiaries sold products or rendered services, and attributes assets based on where assets are located.

As further described in Note 8, non-cash earthquake related impairment charges and expenses of ¥4,429 million was included in the operating expenses of Japan for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million was included in the operating expenses of Japan.